Expense Example	May 10, 2024 USD ($)
Genter Capital Taxable Quality Intermediate ETF | Genter Capital Taxable Quality Intermediate ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	123
Genter Capital Municipal Quality Intermediate ETF | Genter Capital Municipal Quality Intermediate ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	$ 123